Schedule of Investments PIMCO Global StocksPLUS® & Income Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 205.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 9.8%
Advanz Pharma Corp. 6.500% (LIBOR03M + 5.500%) due 09/06/2024 ~		$852	$830
Boels Topholding BV 4.000% (EUR003M + 4.000%) due 01/14/2027 ~	EUR	1,000	1,145
Caesars Resort Collection LLC
2.897% (LIBOR03M + 2.750%) due 12/23/2024 ~		$877	824
4.647% - 4.772% (LIBOR03M + 4.500%) due 07/21/2025 ~		129	125
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		607	546
DTEK Investments Ltd. 5.147% (LIBOR03M + 5.000%) due 06/30/2023 «~		688	396
Emerald TopCo, Inc. 3.761% (LIBOR03M + 3.500%) due 07/24/2026 ~		5	5
Envision Healthcare Corp. 3.897% (LIBOR03M + 3.750%) due 10/10/2025 ~		2,300	1,659
EyeCare Partners LLC
3.750% due 02/18/2027 µ		2	2
3.897% (LIBOR03M + 3.750%) due 02/18/2027 ~		9	8
Forbes Energy Services LLC TBD% due 04/13/2021 «		91	81
Froneri International PLC 2.397% (LIBOR03M + 2.250%) due 01/31/2027 ~		24	23
Ingersoll Rand Co. Ltd. 1.897% (LIBOR03M + 1.750%) due 03/01/2027 ~		8	8
Innophos, Inc. 3.897% (LIBOR03M + 3.750%) due 02/07/2027 «~		4	4
IRB Holding Corp. 3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~		147	141
Jefferies Finance LLC 3.397% (LIBOR03M + 3.250%) due 06/03/2026 ~		4	4
McDermott Technology Americas, Inc.
3.147% (LIBOR03M + 3.000%) due 06/30/2024 «~		7	6
4.147% (LIBOR03M + 4.000%) due 06/30/2025 ~		61	50
MH Sub LLC 3.647% (LIBOR03M + 3.500%) due 09/13/2024 ~		19	19
Nascar Holdings, Inc. 2.895% (LIBOR03M + 2.750%) due 10/19/2026 ~		12	12
NCI Building Systems, Inc. 3.901% (LIBOR03M + 3.750%) due 04/12/2025 ~		10	10
Ortho-Clinical Diagnostics S.A. 3.406% (LIBOR03M + 3.250%) due 06/30/2025 ~		106	102
PetSmart, Inc. 4.500% (LIBOR03M + 3.500%) due 03/11/2022 ~		783	782
PUG LLC 3.647% (LIBOR03M + 3.500%) due 02/12/2027 ~		6	5
Refinitiv U.S. Holdings, Inc. 3.397% (LIBOR03M + 3.250%) due 10/01/2025 ~		218	216
Sierra Hamilton LLC 15.000% due 09/12/2023 «		6	6
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~		21	21
Summer (BC) Holdco B SARL 5.001% (LIBOR03M + 4.750%) due 12/04/2026 ~		526	508
U.S. Renal Care, Inc. 5.147% (LIBOR03M + 5.000%) due 06/26/2026 ~		71	69
Valaris PLC TBD% due 08/17/2021 «		3	4
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 «~		196	186
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (c)		966	564
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		240	232
Total Loan Participations and Assignments (Cost $9,619)			8,593
CORPORATE BONDS & NOTES 65.8%
BANKING & FINANCE 13.5%
Ambac Assurance Corp. 5.100% due 06/07/2021		13	17

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2020 (Unaudited)

Ambac LSNI LLC 6.000% due 02/12/2023 •(n)		121	121
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	100	29
Bank of Nova Scotia 4.900% due 06/04/2025 •(j)(k)(n)		$1,000	1,038
Brookfield Finance, Inc. 4.700% due 09/20/2047		10	12
CBL & Associates LP
4.600% due 10/15/2024 ^(d)		165	62
5.950% due 12/15/2026 ^(d)(n)		1,020	385
Corestate Capital Holding S.A. 3.500% due 04/15/2023	EUR	600	586
Credit Agricole S.A. 7.875% due 01/23/2024 •(j)(k)(n)		$200	222
Deutsche Bank AG 3.547% due 09/18/2031 •(n)		1,000	1,007
Emerald Bay S.A. 0.000% due 10/08/2020 (g)	EUR	6	7
Equitable Holdings, Inc. 5.000% due 04/20/2048		$2	2
ESH Hospitality, Inc. 4.625% due 10/01/2027		10	10
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025 (n)		73	72
Highwoods Realty LP 3.050% due 02/15/2030 (n)		100	103
HSBC Holdings PLC 6.000% due 09/29/2023 •(j)(k)	EUR	200	248
Hunt Cos., Inc. 6.250% due 02/15/2026		$6	6
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		14	14
Kilroy Realty LP 3.050% due 02/15/2030 (n)		100	105
Ladder Capital Finance Holdings LLP 4.250% due 02/01/2027		6	5
MGM Growth Properties Operating Partnership LP 4.625% due 06/15/2025 (n)		575	587
Navient Corp. 5.875% due 03/25/2021 (n)		300	303
Newmark Group, Inc. 6.125% due 11/15/2023		18	19
Park Intermediate Holdings LLC 5.875% due 10/01/2028 (n)		1,000	1,005
Pinnacol Assurance 8.625% due 06/25/2034 «(l)		1,100	1,214
Sabra Health Care LP 4.800% due 06/01/2024		29	30
Societe Generale S.A. 7.375% due 10/04/2023 •(j)(k)(n)		200	206
Spirit Realty LP 3.400% due 01/15/2030 (n)		100	99
Toll Road Investors Partnership LP 0.000% due 02/15/2045 (g)		56	18
UniCredit SpA 7.830% due 12/04/2023 (n)		730	856
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	467	627
Uniti Group LP 7.875% due 02/15/2025 (n)		$1,320	1,401
Uniti Group, Inc. 6.000% due 04/15/2023 (n)		287	289
Voyager Aviation Holdings LLC 8.500% due 08/15/2021 (n)		2,260	1,130
			11,835
INDUSTRIALS 44.1%
Albertsons Cos., Inc.
4.625% due 01/15/2027		2	2
4.875% due 02/15/2030		2	2
Associated Materials LLC 9.000% due 09/01/2025 (n)		262	274
Avon International Capital PLC 6.500% due 08/15/2022		6	6
B.C. Unlimited Liability Co. 4.375% due 01/15/2028		5	5
Ball Corp. 2.875% due 08/15/2030 (n)		1,000	990
Boeing Co.
5.040% due 05/01/2027 (n)		53	58
5.150% due 05/01/2030 (n)		99	111
5.705% due 05/01/2040 (n)		181	212
5.805% due 05/01/2050 (n)		173	209
5.930% due 05/01/2060 (n)		239	297

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2020 (Unaudited)

Bombardier, Inc.
6.125% due 01/15/2023 (n)		170	146
7.500% due 12/01/2024 (n)		576	444
7.500% due 03/15/2025 (n)		843	634
7.875% due 04/15/2027 (n)		450	342
Broadcom, Inc.
4.150% due 11/15/2030 (n)		49	55
4.300% due 11/15/2032 (n)		158	181
Camelot Finance S.A. 4.500% due 11/01/2026		2	2
CCO Holdings LLC
4.250% due 02/01/2031 (n)		360	374
4.500% due 08/15/2030		26	27
4.750% due 03/01/2030		30	32
Charter Communications Operating LLC 4.800% due 03/01/2050		36	41
Citrix Systems, Inc. 3.300% due 03/01/2030		21	22
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024 (n)		26	25
Community Health Systems, Inc. 6.250% due 03/31/2023 (n)		1,300	1,272
Connect Finco SARL 6.750% due 10/01/2026		10	10
Corning, Inc. 5.450% due 11/15/2079		12	15
DAE Funding LLC 5.750% due 11/15/2023 (n)		100	101
Delta Air Lines, Inc. 7.375% due 01/15/2026 (n)		920	966
Diebold Nixdorf Dutch Holding BV 9.000% due 07/15/2025 (n)	EUR	1,000	1,212
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021 (n)		$608	611
Energy Transfer Operating LP
3.750% due 05/15/2030 (n)		13	13
5.000% due 05/15/2050		13	12
Envision Healthcare Corp. 8.750% due 10/15/2026		382	177
Exela Intermediate LLC 10.000% due 07/15/2023		23	7
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (n)		284	273
6.875% due 03/01/2026 (n)		312	301
Flex Ltd. 4.875% due 06/15/2029		3	3
Fresh Market, Inc. 9.750% due 05/01/2023 (n)		1,200	1,079
Full House Resorts, Inc.
8.575% due 01/31/2024		100	96
9.738% due 02/02/2024		8	8
General Electric Co.
5.875% due 01/14/2038		2	2
6.150% due 08/07/2037		2	2
6.875% due 01/10/2039 (n)		32	41
HCA, Inc. 7.500% due 11/15/2095 (n)		300	373
Hologic, Inc. 3.250% due 02/15/2029		1,000	1,008
iHeartCommunications, Inc. 6.375% due 05/01/2026 (n)		207	216
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)(n)		71	75
Illuminate Buyer LLC 9.000% due 07/01/2028 (n)		1,100	1,181
Innophos Holdings, Inc. 9.375% due 02/15/2028		21	22
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(d)		35	12
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(d)(n)		925	583
8.500% due 10/15/2024 ^(d)(n)		1,387	898
9.750% due 07/15/2025 ^(d)(n)		1,026	674
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^(d)		965	46
8.125% due 06/01/2023 ^(d)		54	3
Kinder Morgan, Inc. 7.750% due 01/15/2032 (n)		300	418
Level 3 Financing, Inc. 3.625% due 01/15/2029 (n)		872	863
Logan Merger Sub, Inc. 5.500% due 09/01/2027 (n)		1,000	1,017
Mallinckrodt International Finance S.A. 5.500% due 04/15/2025		134	34
Marriott International, Inc. 4.625% due 06/15/2030 (n)		500	536

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2020 (Unaudited)

NCL Corp. Ltd.
3.625% due 12/15/2024		14	10
10.250% due 02/01/2026 (n)		600	627
12.250% due 05/15/2024 (n)		175	196
Netflix, Inc.
3.875% due 11/15/2029 (n)	EUR	116	150
5.375% due 11/15/2029		$10	12
Nielsen Finance LLC 5.625% due 10/01/2028 (n)		1,000	1,030
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (n)		1,000	1,005
Noble Holding International Ltd. 7.875% due 02/01/2026 ^(d)		52	13
Occidental Petroleum Corp. 1.730% (US0003M + 1.450%) due 08/15/2022 ~(n)		1,100	980
Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/30/2020 (g)(j)		322	1
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028 (n)		90	94
7.375% due 06/01/2025 (n)		37	38
Pacific Drilling SA 8.375% due 10/01/2023		67	11
Pan American Energy LLC 29.668% (BADLARPP + 0.000%) due 11/20/2020 ~	ARS	4,980	33
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		$19	20
Petroleos Mexicanos
5.350% due 02/12/2028 (n)		114	98
5.950% due 01/28/2031 (n)		628	523
6.490% due 01/23/2027		10	9
6.500% due 03/13/2027 (n)		232	217
6.500% due 01/23/2029 (n)		590	529
6.750% due 09/21/2047		10	8
6.840% due 01/23/2030 (n)		383	341
6.950% due 01/28/2060		50	38
7.690% due 01/23/2050		20	17
Platin 1426 GmbH 6.875% due 06/15/2023 (n)	EUR	100	118
Post Holdings, Inc. 4.625% due 04/15/2030 (n)		$1,000	1,030
QVC, Inc. 5.950% due 03/15/2043 (n)		128	122
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030 (n)		66	74
Sabre GLBL, Inc. 7.375% due 09/01/2025 (n)		1,000	1,012
Sands China Ltd.
3.800% due 01/08/2026 (n)		500	525
5.400% due 08/08/2028 (n)		362	404
Spanish Broadcasting System, Inc. 12.500% due 04/15/2049 (d)		479	445
Spirit AeroSystems, Inc. 1.050% (US0003M + 0.800%) due 06/15/2021 ~(n)		430	407
Staples, Inc. 7.500% due 04/15/2026		2	2
TEGNA, Inc. 4.625% due 03/15/2028		30	29
Topaz Solar Farms LLC
4.875% due 09/30/2039 (n)		171	190
5.750% due 09/30/2039 (n)		1,865	2,182
TransDigm, Inc. 5.500% due 11/15/2027		6	6
Transocean Guardian Ltd. 5.875% due 01/15/2024		6	4
Transocean Pontus Ltd. 6.125% due 08/01/2025 (n)		22	20
Transocean, Inc.
7.250% due 11/01/2025		36	10
7.500% due 01/15/2026		6	1
8.000% due 02/01/2027		13	4
TripAdvisor, Inc. 7.000% due 07/15/2025 (n)		1,000	1,044
Triumph Group, Inc.
5.250% due 06/01/2022		4	3
6.250% due 09/15/2024		11	9
8.875% due 06/01/2024 (n)		1,000	1,068
U.S. Renal Care, Inc. 10.625% due 07/15/2027		10	11
Univision Communications, Inc. 6.625% due 06/01/2027 (n)		1,000	979
Valaris PLC
5.750% due 10/01/2044 ^(d)		22	1
7.750% due 02/01/2026 ^(d)		2	0
Vale Overseas Ltd.
6.250% due 08/10/2026 (n)		25	30
6.875% due 11/21/2036		38	49

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2020 (Unaudited)

6.875% due 11/10/2039		6	8
ViaSat, Inc.
5.625% due 09/15/2025		18	18
5.625% due 04/15/2027		3	3
6.500% due 07/15/2028 (n)		1,000	1,003
Viking Cruises Ltd. 13.000% due 05/15/2025 (n)		749	869
Western Midstream Operating LP
2.116% (US0003M + 1.850%) due 01/13/2023 ~		8	7
6.250% due 02/01/2050		4	4
Windstream Escrow LLC 7.750% due 08/15/2028 (n)		720	709
Windstream Services LLC 8.625% due 10/31/2025 ^(d)		950	584
Wyndham Destinations, Inc.
3.900% due 03/01/2023		12	12
4.625% due 03/01/2030		4	4
6.000% due 04/01/2027 (n)		133	137
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028 (n)		1,000	972
YPF S.A. 35.642% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	1,240	8
Zayo Group Holdings, Inc. 6.125% due 03/01/2028		$11	11
			38,779
UTILITIES 8.2%
AT&T, Inc.
3.500% due 06/01/2041 (n)		105	111
3.650% due 06/01/2051 (n)		524	532
3.850% due 06/01/2060 (n)		96	98
CenturyLink, Inc. 4.000% due 02/15/2027		12	12
Edison International 5.750% due 06/15/2027		8	9
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^(n)		62	57
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(c)(n)		467	118
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(n)		875	797
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(c)		689	77
Pacific Gas & Electric Co.
2.950% due 03/01/2026 (n)		100	102
3.150% due 01/01/2026 (n)		103	106
3.400% due 08/15/2024 (n)		400	418
3.500% due 06/15/2025 (n)		100	105
3.950% due 12/01/2047 (n)		100	93
4.250% due 08/01/2023 (n)		1,070	1,140
4.500% due 07/01/2040 (n)		600	612
4.550% due 07/01/2030 (n)		182	197
4.650% due 08/01/2028 (n)		100	109
4.950% due 07/01/2050 (n)		182	195
Petrobras Global Finance BV
5.093% due 01/15/2030 (n)		137	144
6.850% due 06/05/2115		36	38
Rio Oil Finance Trust 9.250% due 07/06/2024 (n)		1,175	1,284
Southern California Edison Co.
3.650% due 02/01/2050		4	4
5.750% due 04/01/2035		2	3
6.650% due 04/01/2029		12	15
Sprint Corp. 7.625% due 02/15/2025 (n)		708	830
Talen Energy Supply LLC 6.625% due 01/15/2028		4	4
Transocean Poseidon Ltd. 6.875% due 02/01/2027		20	16
			7,226
Total Corporate Bonds & Notes (Cost $60,792)			57,840
CONVERTIBLE BONDS & NOTES 2.1%
BANKING & FINANCE 0.1%
Corestate Capital Holding S.A. 1.375% due 11/28/2022	EUR	100	96
INDUSTRIALS 2.0%
DISH Network Corp. 3.375% due 08/15/2026		$600	552

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2020 (Unaudited)

Royal Caribbean Cruises Ltd. 4.250% due 06/15/2023 (n)	1,000	1,172
		1,724
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024 ^(d)	4	1
Total Convertible Bonds & Notes (Cost $1,694)		1,821
MUNICIPAL BONDS & NOTES 2.3%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	12	13
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	10	11
7.350% due 07/01/2035	5	6
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	15	15
		45
WEST VIRGINIA 2.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (g)	8,800	481
7.467% due 06/01/2047	1,450	1,553
		2,034
Total Municipal Bonds & Notes (Cost $2,072)		2,079
U.S. GOVERNMENT AGENCIES 54.4%
Fannie Mae
3.000% due 04/25/2050 (a)(n)	15,029	2,271
5.852% due 11/25/2049 •(a)	206	35
5.898% due 07/25/2029 •(n)	220	227
5.902% due 03/25/2037 •(a)	224	46
6.002% due 11/25/2039 •(a)	207	38
6.152% due 01/25/2038 •(a)	305	59
6.232% due 03/25/2037 •(a)	257	53
6.252% due 12/25/2037 •(a)	292	46
6.262% due 06/25/2037 •(a)	97	16
6.302% due 04/25/2037 •(a)	657	144
6.452% due 11/25/2035 •(a)	71	9
6.652% due 11/25/2036 •(a)	1,278	301
7.000% due 12/25/2023	35	38
7.052% due 02/25/2037 •(a)	220	53
7.500% due 06/01/2032	24	24
7.800% due 06/25/2026 ~	1	2
8.290% due 06/25/2044 •	224	291
9.147% due 12/25/2042 ~	45	53
13.993% due 08/25/2022 •	28	31
Freddie Mac
0.000% due 02/25/2046 (b)(g)(n)	1,307	1,237
0.100% due 02/25/2046 (a)	13,485	3
0.700% due 11/25/2055 ~(a)	5,691	417
1.210% due 10/25/2020 ~(a)	27	0
5.298% due 10/25/2029 •(n)	250	256
5.998% due 05/25/2050 •(a)	1,968	384
6.288% due 03/15/2037 •(a)	463	95
6.418% due 09/15/2036 •(a)	272	53
6.428% due 09/15/2036 •(a)	574	124
7.000% due 08/15/2023	2	2
Ginnie Mae 5.944% due 12/20/2048 •(a)	2,406	400
Uniform Mortgage-Backed Security 3.500% due 03/01/2048 - 04/01/2048	1,187	1,256
Uniform Mortgage-Backed Security, TBA
2.000% due 12/01/2050	3,000	3,089
3.500% due 11/01/2050	32,800	34,625
4.500% due 10/01/2050	2,000	2,164
Total U.S. Government Agencies (Cost $47,338)		47,842
NON-AGENCY MORTGAGE-BACKED SECURITIES 26.7%
Banc of America Alternative Loan Trust 16.614% due 09/25/2035 ^•(n)	897	968
Banc of America Funding Trust
3.100% due 12/20/2034 ~	284	192
3.996% due 03/20/2036 ~	356	337
5.846% due 01/25/2037 ^~	149	154
Banc of America Mortgage Trust 6.000% due 07/25/2046 ^	1	1

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2020 (Unaudited)

Bear Stearns Adjustable Rate Mortgage Trust 3.383% due 07/25/2036 ^~	136	130
Bear Stearns ALT-A Trust
3.114% due 04/25/2035 ~	98	89
3.251% due 09/25/2035 ^~	91	72
3.594% due 11/25/2035 ^~	103	93
Bear Stearns Commercial Mortgage Securities Trust
5.402% due 02/11/2041 ~	185	185
6.105% due 04/12/2038 ~	40	40
Bear Stearns Structured Products, Inc. Trust
3.072% due 01/26/2036 ^~	469	390
6.765% due 12/26/2046 ^~	235	209
BRAD Resecuritization Trust
2.142% due 03/12/2021 «(a)	957	15
6.550% due 03/12/2021 «	233	225
CBA Commercial Small Balance Commercial Mortgage 6.040% due 01/25/2039 ^þ	241	184
CD Commercial Mortgage Trust 5.398% due 12/11/2049 ~	14	14
CD Mortgage Trust 5.688% due 10/15/2048	1,101	636
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.448% due 08/25/2035 •	62	62
0.828% due 10/25/2034 •	5	5
Citigroup Commercial Mortgage Trust 5.773% due 12/10/2049 ~	906	549
Citigroup Mortgage Loan Trust
3.252% due 11/25/2035 ~(n)	1,443	995
3.735% due 03/25/2037 ^~	212	185
Commercial Mortgage Loan Trust 6.258% due 12/10/2049 ~(n)	1,444	657
Commercial Mortgage Trust 6.050% due 07/10/2046 ~(n)	760	757
Countrywide Alternative Loan Trust
0.388% due 12/25/2046 ^•	84	56
0.498% due 05/25/2036 ^•(n)	1,415	389
0.808% due 10/25/2035 •	587	472
2.702% due 10/25/2035 ^~	104	99
3.839% due 02/25/2037 ^~	120	116
5.500% due 08/25/2034	289	303
5.500% due 02/25/2036 ^	17	14
6.250% due 09/25/2034	46	49
6.500% due 08/25/2036 ^	1,132	642
7.002% due 07/25/2036 •(a)	970	332
19.393% due 07/25/2035 •(n)	651	833
Countrywide Home Loan Mortgage Pass-Through Trust
0.388% due 03/25/2036 •	146	138
0.928% due 02/25/2035 •	76	68
2.444% due 10/20/2035 ~	146	138
2.870% due 10/20/2035 ^~	87	84
3.020% due 08/25/2034 ~	67	66
3.026% due 03/25/2037 ^~	267	231
3.099% due 10/20/2035 ^~	91	86
5.500% due 08/25/2035 ^	20	17
Credit Suisse Commercial Mortgage Trust 5.869% due 09/15/2040 ~	3	8
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.000% due 11/25/2036	179	170
DBUBS Mortgage Trust 4.652% due 11/10/2046	700	646
First Horizon Alternative Mortgage Securities Trust 3.179% due 11/25/2036 ^~(n)	245	203
First Horizon Mortgage Pass-Through Trust 3.953% due 01/25/2037 ^~	295	214
GE Commercial Mortgage Corp. Trust 5.606% due 12/10/2049 ~	191	105
GS Mortgage Securities Trust 5.622% due 11/10/2039	128	89
GSR Mortgage Loan Trust
3.609% due 05/25/2035 ~	34	31
3.877% due 04/25/2035 ~	168	164
5.500% due 06/25/2036 ^	3	12
HarborView Mortgage Loan Trust
0.756% due 04/19/2034 •	14	13
2.374% due 11/19/2034 ~	84	85
3.347% due 02/25/2036 ^~	18	9
3.424% due 08/19/2036 ^~	6	6
HSI Asset Loan Obligation Trust 3.827% due 01/25/2037 ^~	205	175
IndyMac Mortgage Loan Trust
0.418% due 06/25/2037 ^•	787	748
0.708% due 03/25/2035 •	16	16
3.021% due 06/25/2037 ^~	426	430
JPMorgan Chase Commercial Mortgage Securities Trust
5.411% due 05/15/2047	390	451
6.040% due 01/12/2038 ~	1,335	1,352

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2020 (Unaudited)

JPMorgan Mortgage Trust
3.355% due 04/25/2037 ^~		415	349
5.500% due 01/25/2036 ^		39	28
5.500% due 06/25/2037 ^		7	8
MASTR Adjustable Rate Mortgages Trust
3.120% due 10/25/2034 ~		110	99
3.261% due 11/25/2035 ^~		461	352
Merrill Lynch Alternative Note Asset Trust 0.218% due 01/25/2037 •		743	349
Motel 6 Trust 7.079% due 08/15/2024 •		972	810
Opteum Mortgage Acceptance Corp. Trust 0.418% due 07/25/2036 •		217	113
Prime Mortgage Trust 6.402% due 11/25/2036 •(a)		611	30
RBSSP Resecuritization Trust 5.000% due 09/26/2036 ~		1,475	1,356
Residential Accredit Loans, Inc. Trust
3.891% due 12/26/2034 ^~		117	98
4.482% due 01/25/2036 ^~(n)		547	482
6.000% due 09/25/2035 ^(n)		338	197
6.000% due 08/25/2036 ^		181	177
Residential Asset Mortgage Products Trust 7.500% due 12/25/2031		30	30
Structured Adjustable Rate Mortgage Loan Trust
2.419% due 05/25/2035 ^•(n)		1,208	982
3.191% due 09/25/2035 ~		55	45
3.301% due 09/25/2036 ^~		228	198
3.556% due 01/25/2036 ^~		275	194
3.569% due 04/25/2036 ^~		260	207
Structured Asset Mortgage Investments Trust
0.378% due 02/25/2036 •		325	299
0.428% due 02/25/2036 ^•		232	216
SunTrust Adjustable Rate Mortgage Loan Trust 3.569% due 01/25/2037 ^~		63	57
WaMu Mortgage Pass-Through Certificates Trust
3.306% due 07/25/2037 ^~		77	74
3.353% due 12/25/2036 ^~(n)		280	277
Wells Fargo-RBS Commercial Mortgage Trust 0.419% due 12/15/2046 ~(a)		30,000	258
Total Non-Agency Mortgage-Backed Securities (Cost $21,469)			23,489
ASSET-BACKED SECURITIES 15.7%
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	250	165
Apidos CLO 0.000% due 07/22/2026 ~		$500	2
Avoca CLO DAC 0.000% due 07/15/2032 ~	EUR	1,000	804
Bear Stearns Asset-Backed Securities Trust
6.500% due 08/25/2036 ^(n)		$561	336
23.006% due 03/25/2036 ^•(n)		1,632	1,748
Belle Haven ABS CDO Ltd. 0.526% due 07/05/2046 •		34,966	88
Bombardier Capital Mortgage Securitization Corp. 7.830% due 06/15/2030 ~		1,421	445
California Republic Auto Receivables Trust 0.000% due 04/15/2025 «(g)		1,400	1,338
Carlyle Global Market Strategies CLO Ltd.
0.000% due 04/17/2031 ~		1,700	699
0.000% due 10/15/2031 ~		600	315
Carlyle Global Market Strategies Euro CLO DAC
0.000% due 04/15/2027 ~	EUR	900	528
0.000% due 01/25/2032 ~		300	211
Carrington Mortgage Loan Trust 0.298% due 08/25/2036 •		$68	65
Citigroup Mortgage Loan Trust 0.308% due 01/25/2037 •		161	75
Conseco Finance Securitizations Corp. 7.960% due 05/01/2031		384	198
Countrywide Asset-Backed Certificates 1.248% due 09/25/2034 •		52	51
Flagship Credit Auto Trust 0.000% due 05/15/2025 «(g)		1	82
Lehman XS Trust 4.588% due 05/25/2037 ^þ		73	71
Marlette Funding Trust
0.000% due 12/15/2028 «(g)		2	171
0.000% due 04/16/2029 «(g)		2	251
0.000% due 07/16/2029 «(g)		2	313
Morgan Stanley ABS Capital, Inc. Trust 0.208% due 05/25/2037 •		74	64
Residential Asset Mortgage Products Trust 5.572% due 06/25/2032 ~		46	47

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2020 (Unaudited)

SMB Private Education Loan Trust
0.000% due 09/18/2046 «(g)		1	513
0.000% due 10/15/2048 «(g)		2	805
SoFi Consumer Loan Program LLC
0.000% due 05/26/2026 «(g)		10	283
0.000% due 11/25/2026 «(g)		20	525
Soundview Home Loan Trust 0.208% due 11/25/2036 •		177	75
South Coast Funding Ltd. 0.536% due 01/06/2041 •		12,069	2,974
Structured Asset Securities Corp. Mortgage Loan Trust 0.448% due 06/25/2035 •		162	161
Symphony CLO Ltd. 4.868% due 07/14/2026 •		400	337
Washington Mutual Asset-Backed Certificates Trust 0.208% due 10/25/2036 •		94	50
Total Asset-Backed Securities (Cost $23,197)			13,790
SOVEREIGN ISSUES 3.8%
Argentina Government International Bond
15.500% due 10/17/2026	ARS	8,480	25
29.406% (BADLARPP + 0.000%) due 10/04/2022 ~		132	1
31.641% (BADLARPP + 2.000%) due 04/03/2022 ~		13,237	89
Argentine Republic Government International Bond
0.125% due 01/09/2038 þ		$1,597	685
0.125% due 07/09/2041 þ		901	359
1.000% due 07/09/2029		97	44
Autonomous City of Buenos Aires Argentina
32.858% (BADLARPP + 3.250%) due 03/29/2024 ~	ARS	20,206	125
34.633% (BADLARPP + 5.000%) due 01/23/2022 ~		15,930	108
Provincia de Buenos Aires
33.378% due 04/12/2025		79,631	470
33.497% due 05/31/2022		4,576	27
Republic of Greece Government International Bond
3.650% due 02/24/2023 þ	EUR	33	42
3.650% due 02/24/2024 þ		33	44
3.650% due 02/24/2025 þ		33	45
3.650% due 02/24/2026 þ		33	46
3.650% due 02/24/2027 þ		33	46
3.650% due 02/24/2028 þ		33	47
3.650% due 02/24/2029 þ		33	48
3.650% due 02/24/2030 þ		33	49
3.650% due 02/24/2031 þ		33	49
3.650% due 02/24/2032 þ		33	50
3.650% due 02/24/2033 þ		33	51
3.650% due 02/24/2034 þ		33	51
3.650% due 02/24/2035 þ		33	52
3.650% due 02/24/2036 þ		33	53
3.650% due 02/24/2037 þ		33	53
3.650% due 02/24/2038 þ		33	54
3.650% due 02/24/2039 þ		33	53
3.650% due 02/24/2040 þ		33	54
3.650% due 02/24/2041 þ		33	54
3.650% due 02/24/2042 þ		33	56
South Africa Government International Bond 5.750% due 09/30/2049		$200	170
Ukraine Government International Bond 4.375% due 01/27/2030	EUR	233	224
Venezuela Government International Bond
6.000% due 12/09/2020 ^(d)		$50	4
8.250% due 10/13/2024 ^(d)		4	0
9.250% due 09/15/2027 ^(d)		62	5
Total Sovereign Issues (Cost $5,275)			3,333
		SHARES
COMMON STOCKS 1.2%
COMMUNICATION SERVICES 0.2%
Clear Channel Outdoor Holdings, Inc. (e)		97,913	98
iHeartMedia, Inc. «(e)		73	1
iHeartMedia, Inc. 'A' (e)		5,415	44
			143
ENERGY 0.0%
Dommo Energia S.A. (e)(l)		13,562	2
Dommo Energia S.A. «(e)(l)		170,019	28
Dommo Energia S.A. SP - ADR (e)		547	1

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2020 (Unaudited)

Forbes Energy Services Ltd. (e)(l)		5,475	1
			32
FINANCIALS 0.7%
Associated Materials Group, Inc «(e)(l)		100,208	636
INDUSTRIALS 0.2%
McDermott International Ltd. (e)		26,958	65
Neiman Marcus Group Ltd. LLC «(e)(l)		516	32
Sierra Hamilton Holder LLC «(e)(l)		100,456	0
Westmoreland Mining Holdings LLC «(e)(l)		13,224	99
			196
UTILITIES 0.1%
Eneva S.A. (e)(l)		6,986	60
Total Common Stocks (Cost $2,266)			1,067
WARRANTS 1.1%
COMMUNICATION SERVICES 0.3%
iHeartMedia, Inc. - Exp. 05/01/2039 «		35,276	251
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «		121,000	0
INFORMATION TECHNOLOGY 0.8%
Windstream Services LLC - Exp. 03/24/2021 «		52,539	716
Total Warrants (Cost $1,183)			967
PREFERRED SECURITIES 5.4%
BANKING & FINANCE 2.5%
AGFC Capital Trust 2.025% (US0003M + 1.750%) due 01/15/2067 ~(n)		1,000,000	352
OCP CLO Ltd. 0.000% due 04/26/2028 (g)		1,400	782
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (h)(j)		772,000	1,081
			2,215
INDUSTRIALS 2.9%
General Electric Co. 5.000% due 01/21/2021 •(j)		28,000	22
Sequa Corp. (12.000% PIK) 12.000% «(c)		3,067	2,535
			2,557
Total Preferred Securities (Cost $4,900)			4,772
REAL ESTATE INVESTMENT TRUSTS 0.5%
REAL ESTATE 0.5%
Uniti Group, Inc.		44,060	464
Total Real Estate Investment Trusts (Cost $279)			464
SHORT-TERM INSTRUMENTS 17.0%
REPURCHASE AGREEMENTS (m) 7.5%			6,584
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021 (i)	ARS	3,747	26
ARGENTINA TREASURY BILLS 0.5%
5.687% due 10/13/2020 - 01/29/2021 (f)(g)		51,635	425

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2020 (Unaudited)

U.S. TREASURY BILLS 9.0%
0.115% due 12/10/2020 (f)(g)(p)(r)	$7,900	7,899
Total Short-Term Instruments (Cost $15,060)		14,934
Total Investments in Securities (Cost $195,144)		180,991
Total Investments 205.8% (Cost $195,144)		$180,991
Financial Derivative Instruments (o)(q) (2.3)%(Cost or Premiums, net $(1,056))		(2,037)
Other Assets and Liabilities, net (103.5)%		(91,026)
Net Assets 100.0%		$87,928

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Principal only security.
(c)					Payment in-kind security.
(d)					Security is not accruing income as of the date of this report.
(e)					Security did not produce income within the last twelve months.
(f)					Coupon represents a weighted average yield to maturity.
(g)					Zero coupon security.
(h)					Security becomes interest bearing at a future date.
(i)					Principal amount of security is adjusted for inflation.
(j)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)					Contingent convertible security.
(l)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Associated Materials Group, Inc					08/24/2020	$636	$636	0.72%
Dommo Energia S.A.					12/26/2017 - 12/03/2019	38	30	0.04
Eneva S.A.					12/21/2017	33	60	0.07
Forbes Energy Services Ltd.					03/11/2014 - 12/03/2014	241	1	0.00
Neiman Marcus Group Ltd. LLC					09/25/2020	0	32	0.04
Pinnacol Assurance 8.625% due 06/25/2034					06/23/2014	1,100	1,214	1.38
Sierra Hamilton Holder LLC					07/31/2017	26	0	0.00
Westmoreland Mining Holdings LLC					12/08/2014 - 08/05/2016	370	99	0.11
						$2,444	$2,072	2.36%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	09/30/2020	10/01/2020	$684	U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2021	$(698)	$684	$684
RDR	0.100	09/30/2020	10/01/2020	5,900	U.S. Treasury Notes 1.625% - 2.375% due 08/15/2024 - 09/30/2026	(6,023)	5,900	5,900
Total Repurchase Agreements						$(6,721)	$6,584	$6,584
REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS				0.520%	09/08/2020	12/07/2020	$(572)	$(572)
				0.520	09/09/2020	12/08/2020	(561)	(561)
				0.650	09/28/2020	10/30/2020	(1,819)	(1,819)

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2020 (Unaudited)

	0.700	09/18/2020	10/23/2020		(3,521)	(3,522)
	0.750	09/02/2020	10/07/2020		(815)	(815)
	0.900	09/02/2020	10/07/2020		(803)	(803)
	0.900	09/03/2020	10/08/2020		(438)	(439)
	1.553	08/19/2020	11/23/2020		(312)	(313)
BRC	1.401	09/03/2020	12/02/2020		(423)	(423)
	1.491	08/31/2020	12/01/2020		(851)	(852)
CDC	0.700	09/09/2020	11/12/2020		(508)	(508)
CEW	0.800	09/04/2020	12/04/2020		(2,077)	(2,079)
CFR	0.450	08/04/2020	TBD(3)		(647)	(648)
CIB	0.700	09/23/2020	10/23/2020		(1,788)	(1,788)
CSG	0.650	08/05/2020	TBD(3)		(254)	(254)
	0.700	09/04/2020	10/09/2020		(1,007)	(1,008)
	0.700	09/17/2020	10/09/2020		(122)	(122)
	0.750	08/05/2020	TBD(3)		(361)	(361)
	0.900	08/27/2020	TBD(3)		(835)	(836)
FOB	0.350	09/22/2020	10/23/2020		(1,888)	(1,889)
	0.450	09/25/2020	TBD(3)		(673)	(673)
	0.900	08/27/2020	TBD(3)		(439)	(439)
GLM	1.675	09/14/2020	01/19/2021		(729)	(730)
	2.052	07/02/2020	10/05/2020		(3,101)	(3,117)
IND	0.470	09/01/2020	11/02/2020		(896)	(897)
JML	(0.100)	07/14/2020	10/14/2020	EUR	(71)	(83)
	(0.100)	07/17/2020	10/16/2020		(89)	(104)
	0.800	08/05/2020	10/06/2020		$(752)	(753)
	0.850	08/05/2020	TBD(3)		(577)	(577)
MBC	(0.220)	09/28/2020	01/28/2021	EUR	(837)	(981)
	1.450	08/28/2020	11/25/2020		$(207)	(208)
	1.500	08/28/2020	11/25/2020		(370)	(371)
NOM	0.550	09/25/2020	10/30/2020		(814)	(814)
	0.650	09/25/2020	10/28/2020		(1,165)	(1,165)
	1.000	09/25/2020	10/30/2020		(1,153)	(1,153)
RTA	1.656	07/23/2020	10/21/2020		(731)	(733)
	1.664	07/24/2020	10/22/2020		(598)	(600)
SAL	1.795	07/24/2020	10/23/2020		(505)	(507)
SOG	0.430	09/14/2020	10/19/2020		(612)	(612)
	0.620	09/30/2020	10/30/2020		(2,133)	(2,133)
	0.650	09/18/2020	10/23/2020		(133)	(133)
	0.650	09/22/2020	10/23/2020		(1,490)	(1,490)
	0.650	09/22/2020	10/27/2020		(1,665)	(1,665)
	0.700	08/05/2020	TBD(3)		(1,347)	(1,348)
	0.700	09/25/2020	TBD(3)		(847)	(847)
	0.870	09/14/2020	03/15/2021		(1,463)	(1,464)
	0.950	08/05/2020	02/05/2021		(2,254)	(2,258)
TDM	0.380	08/04/2020	TBD(3)		(2,139)	(2,140)
	0.380	08/05/2020	TBD(3)		(223)	(223)
	0.380	08/27/2020	TBD(3)		(404)	(404)
UBS	0.400	09/08/2020	10/09/2020		(192)	(192)
	0.400	09/15/2020	10/15/2020		(156)	(156)
	0.450	09/08/2020	12/07/2020		(449)	(449)
	0.700	09/08/2020	10/09/2020		(1,634)	(1,635)
	0.700	09/15/2020	10/15/2020		(842)	(842)
	0.700	09/25/2020	10/27/2020		(794)	(794)
	0.800	08/31/2020	11/30/2020		(456)	(456)
	0.800	09/08/2020	12/07/2020		(291)	(291)
	0.800	09/09/2020	12/08/2020		(597)	(598)
	1.000	07/17/2020	10/15/2020		(1,324)	(1,327)
Total Reverse Repurchase Agreements						$(54,974)
SHORT SALES:
Description		Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (5.8)%
Uniform Mortgage-Backed Security, TBA		3.000%	11/01/2050	$4,900	$(5,150)	$(5,134)
Total Short Sales (5.8)%					$(5,150)	$(5,134)
(n)					Securities with an aggregate market value of $62,862 and cash of $104 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)					Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(44,131) at a weighted average interest rate of 1.053%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)					Open maturity reverse repurchase agreement.
(o)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2020 (Unaudited)

PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME E-mini S&P 500 October 2020 Futures	$3,175.000	10/16/2020	245	$	12	$487	$233
Total Purchased Options	$487	$233
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME E-mini S&P 500 October 2020 Futures	$3,340.000	10/16/2020	245	$	12	$(1,019)	$(873)
Total Written Options	$(1,019)	$(873)
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index December Futures	12/2020	258	$43,241	$(7)	$236	$0
Total Futures Contracts	$(7)	$236	$0
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Rolls-Royce PLC	1.000%	Quarterly	12/20/2025	5.156%	EUR	400	$(86)	$0	$(86)	$0	$(1)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	Semi-Annual	06/19/2024	CAD	4,900	$369	$19	$388	$0	$(2)
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044	1,600	(285)	(236)	(521)	4	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024	$4,400	(73)	(410)	(483)	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030	600	(7)	(54)	(61)	2	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030	4,400	(78)	(467)	(545)	11	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030	500	0	(62)	(62)	1	0
Receive(5)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	400	(15)	5	(10)	1	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048	5,700	(17)	2,750	2,733	0	(79)
Pay	6-Month EUR-EURIBOR	0.650	Annual	02/26/2029	EUR	34,900	35	3,506	3,541	1	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	1,300	(18)	3	(15)	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030	3,000	(132)	(9)	(141)	0	0
Receive	6-Month EUR-EURIBOR	1.250	Annual	08/19/2049	8,800	37	(3,954)	(3,917)	9	0
Pay	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	400	48	(9)	39	0	0
Pay	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050	1,000	171	18	189	0	(1)
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050	GBP	1,100	24	(101)	(77)	6	0
$59	$999	$1,058	$36	$(82)
Total Swap Agreements	$(27)	$999	$972	$36	$(83)

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2020 (Unaudited)

(p)

Securities with an aggregate market value of $1,913 and cash of $2,032 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(q)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	10/2020	GBP	188	$242	$0	$(1)
11/2020	$79	JPY	8,405	1	0
BPS	10/2020	EUR	1,543	$1,832	24	0
10/2020	$100	CLP	76,810	0	(2)
10/2020	975	EUR	821	0	(12)
BRC	11/2020	JPY	19,900	$188	0	(1)
CBK	10/2020	GBP	517	683	16	0
10/2020	$157	PEN	557	0	(3)
12/2020	384	1,376	0	(3)
HUS	10/2020	PEN	557	$157	3	0
03/2021	$157	PEN	557	0	(2)
JPM	10/2020	EUR	387	$458	4	0
MYI	10/2020	BRL	448	80	0	0
10/2020	$79	BRL	448	0	0
11/2020	144	JPY	15,200	0	0
SCX	10/2020	EUR	5,817	$6,961	141	0
10/2020	$126	EUR	105	0	(2)
11/2020	EUR	6,821	$8,004	1	0
11/2020	JPY	11,600	109	0	(1)
SSB	10/2020	$80	BRL	448	0	0
10/2020	106	GBP	80	0	(3)
11/2020	BRL	448	$80	1	0
TOR	10/2020	CAD	90	69	1	0
Total Forward Foreign Currency Contracts	$192	$(30)
PURCHASED OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 11/01/2050	$64.000	11/05/2020	10,000	$0	$0
Total Purchased Options	$0	$0
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Long Beach Mortgage Loan Trust 7.654% due 07/25/2033	6.250%	Monthly	07/25/2033	$116	$0	$28	$28	$0

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2020 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	ABX.HE.AA.6-1 Index			0.320%	Monthly	07/25/2045	$1,609	$(320)	$184	$0	$(136)
	ABX.HE.PENAAA.7-1 Index			0.090	Monthly	08/25/2037	915	(177)	58	0	(119)
								$(497)	$242	$0	$(255)
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MEI	Receive	NDDUEAFE Index	623	0.118% (3-Month USD-LIBOR less a specified spread)	Quarterly	05/12/2021	$3,803	$0	$(91)	$0	$(91)
MYI	Receive	NDDUEAFE Index	883	0.113% (3-Month USD-LIBOR less a specified spread)	Quarterly	06/09/2021	5,450	0	(187)	0	(187)
	Receive	NDDUEAFE Index	3,450	0.138% (3-Month USD-LIBOR less a specified spread)	Maturity	10/06/2021	21,292	0	(731)	0	(731)
UAG	Receive	NDDUEAFE Index	2,417	0.138% (3-Month USD-LIBOR less a specified spread)	Maturity	10/06/2021	14,917	0	(512)	0	(512)
								$0	$(1,521)	$0	$(1,521)
Total Swap Agreements								$(497)	$(1,251)	$28	$(1,776)
(r)

Securities with an aggregate market value of $1,737 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2020.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Loan Participations and Assignments					$0		$7,910	$683		$8,593
Corporate Bonds & Notes
Banking & Finance					0		10,621	1,214		11,835
Industrials					0		38,779	0		38,779
Utilities					0		7,226	0		7,226
Convertible Bonds & Notes
Banking & Finance					0		96	0		96
Industrials					0		1,724	0		1,724
Utilities					0		1	0		1
Municipal Bonds & Notes
Illinois					0		45	0		45
West Virginia					0		2,034	0		2,034
U.S. Government Agencies					0		47,842	0		47,842
Non-Agency Mortgage-Backed Securities					0		23,249	240		23,489
Asset-Backed Securities					0		9,509	4,281		13,790
Sovereign Issues					0		3,333	0		3,333
Common Stocks
Communication Services					142		0	1		143
Energy					3		1	28		32
Financials					0		0	636		636
Industrials					65		0	131		196

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2020 (Unaudited)

Utilities	60	0	0	60
Warrants
Communication Services	0	0	251	251
Information Technology	0	0	716	716
Preferred Securities
Banking & Finance	0	2,215	0	2,215
Industrials	0	22	2,535	2,557
Real Estate Investment Trusts
Real Estate	464	0	0	464
Short-Term Instruments
Repurchase Agreements	0	6,584	0	6,584
Short-Term Notes	0	26	0	26
Argentina Treasury Bills	0	425	0	425
U.S. Treasury Bills	0	7,899	0	7,899
Total Investments	$734	$169,541	$10,716	$180,991
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,134)	$0	$(5,134)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	469	36	0	505
Over the counter	0	220	0	220
$469	$256	$0	$725
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(873)	(83)	0	(956)
Over the counter	0	(1,806)	0	(1,806)
$(873)	$(1,889)	$0	$(2,762)
Total Financial Derivative Instruments	$(404)	$(1,633)	$0	$(2,037)
Totals	$330	$162,774	$10,716	$173,820

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2020:
Category and Subcategory	Beginning Balance at 06/30/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2020(1)
Investments in Securities, at Value
Loan Participations and Assignments	$3,185	$0	$(1,631)	$12	$(55)	$(83)	$408	$(1,153)	$683	$(25)
Corporate Bonds & Notes
Banking & Finance	1,223	0	0	0	0	(9)	0	0	1,214	(9)
Industrials	13	0	(10)	0	(13)	10	0	0	0	0
Non-Agency Mortgage-Backed Securities	246	0	(7)	1	0	0	0	0	240	0
Asset-Backed Securities	4,254	0	0	0	0	27	0	0	4,281	27
Common Stocks
Communication Services	1	0	0	0	0	0	0	0	1	0
Energy	40	0	(1)	0	0	(11)	0	0	28	(11)
Financials	0	636	0	0	0	0	0	0	636	0
Industrials	200	0	0	0	0	31	0	(100)	131	31
Real Estate	390	0	0	0	0	0	0	(390)	0	0
Warrants
Communication Services	0	0	0	0	0	(44)	295	0	251	(44)
Information Technology	0	403	0	0	0	313	0	0	716	313
Preferred Securities
Industrials	2,229	66	0	0	0	240	0	0	2,535	240
Totals	$11,781	$1,105	$(1,649)	$13	$(68)	$474	$703	$(1,643)	$10,716	$522
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$396	Discounted Cash Flow	Discount Rate	15.000	—

Schedule of Investments PIMCO Global StocksPLUS® & Income Fund (Cont.)	September 30, 2020 (Unaudited)

	6	Other Valuation Techniques(2)	—	—	—
	4	Proxy Pricing	Base Price	100.000	—
	277	Third Party Vendor	Broker Quote	87.500 - 99.250	93.283
Corporate Bonds & Notes
Banking & Finance	1,214	Reference Instrument	Option Adjusted Spread	666.300 bps	—
Non-Agency Mortgage-Backed Securities	240	Proxy Pricing	Base Price	1.500 - 96.625	90.931
Asset-Backed Securities	171	Other Valuation Techniques(2)	—	—	—
	4,110	Proxy Pricing	Base Price	95.586 - 53,708.770	19,575.805
Common Stocks
Communication Services	1	Other Valuation Techniques(2)	—	—	—
Energy	28	Other Valuation Techniques(2)	—	—	—
Financials	636	Fundamental Valuation	Company Equity Value	$635,000,000.000	—
Industrials	99	Other Valuation Techniques(2)	—	—	—
	32	Recent Transaction	Purchase Price	62.050	—
Warrants
Communication Services	251	Other Valuation Techniques(2)	—	—	—
Information Technology	716	Discounted Cash Flow	Yield	13.640	—
Preferred Securities
Industrials	2,535	Fundamental Valuation	Company Equity Value	$627,426,093.000	—
Total	$10,716
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)			Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the foreign (non-U.S.) security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Adviser’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Security may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2020, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	RDR	RBC Capital Markets LLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RTA	RBC (Barbados) Trading Bank Corp.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
CDC	Natixis Securities Americas LLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris
CEW	Canadian Imperial Bank of Commerce	JML	JP Morgan Securities Plc	SSB	State Street Bank and Trust Co.
CFR	Credit Suisse Securities (Europe) Ltd.	JPM	JP Morgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
CSG	Credit Suisse AG Cayman	MEI	Merrill Lynch International	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC
FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.

Currency Abbreviations:
ARS	Argentine Peso	CLP	Chilean Peso	JPY	Japanese Yen
BRL	Brazilian Real	EUR	Euro	PEN	Peruvian New Sol
CAD	Canadian Dollar	GBP	British Pound	USD (or $)	United States Dollar

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	LIBOR03M	3 Month USD-LIBOR	S&P 500	Standard & Poor's 500 Index
BADLARPP	Argentina Badlar Floating Rate Notes	NDDUEAFE	MSCI EAFE Index	US0003M	3 Month USD Swap Rate
EUR003M	3 Month EUR Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	SP - ADR	Sponsored American Depositary Receipt
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CDO	Collateralized Debt Obligation	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation